Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Nov. 01, 2017
R2, R3, R4, R5, R6 Shares | JPMorgan Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Large Cap Growth Fund Class/Ticker: R2/JLGZX; R3/JLGPX; R4/JLGQX; R5/JLGRX; R6/JLGMX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/19
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, at least 80% of the Fund’s Assets will be invested in the equity securities of large, well-established companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Large, well-established companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Growth Index at the time of purchase. As of the reconstitution of the Russell 1000 Growth Index on June 23, 2017, the market capitalizations of the companies in the index ranged from $2.05 billion to $760.28 billion. Typically, in implementing its strategy, the Fund invests in common stocks of companies with a history of above-average growth or companies expected to enter periods of above-average growth.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a fundamental bottom-up approach (focusing on the characteristics of individual securities) that seeks to identify companies with positive price momentum and attractive fundamentals. The adviser seeks structural disconnects which allow businesses to exceed market expectations. These disconnects may result from: demographic/cultural changes, technological advancements and/or regulatory changes.

		The adviser may sell a security for several reasons. A security may be sold due to a change in the original investment thesis, if market expectations exceed the company’s potential to deliver and/or due to balance sheet deterioration. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

Growth Investing Risk. Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Large Cap Company Risk. Because the Fund invests principally in large cap company securities, it may underperform other funds during periods when the Fund’s securities are out of favor.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 1000® Growth Index and the Lipper Large-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. The performance for Class R2 and Class R5 Shares is based on the performance of Class I Shares (formerly, Select Class Shares) prior to their inception. The performance of Class R6 Shares is based on the performance of Class R5 and Class I Shares prior to the inception of Class R6 Shares. The actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Class I Shares (and Class R5 Shares with respect to Class R6 Shares). Prior class performance for Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 and Class I Shares. The Class R3 and Class R4 Shares commenced operations on 9/9/16 and, therefore, do not have a full calendar year of performance. The actual returns of Class R3 and Class R4 Shares would have been different from those shown for Class R2 Shares because Class R3 and Class R4 Shares have different expenses than Class R2 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Class R3 and Class R4 Shares commenced operations on 9/9/16 and, therefore, do not have a full calendar year of performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Russell 1000® Growth Index and the Lipper Large-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS – CLASS R2 SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	3rd quarter, 2010	17.20%
Worst Quarter	4th quarter, 2008	–21.64%
		The Fund’s year-to-date total return through 9/30/17 was 27.31%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class R2 Shares, and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for the Class R2 Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R2, R3, R4, R5, R6 Shares | JPMorgan Large Cap Growth Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.19%	[2]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual combination of sub-transfer agency fees in the “Service Fees” effective 4/3/17.
1 Year	rr_ExpenseExampleYear01	$ 121
3 Years	rr_ExpenseExampleYear03	396
5 Years	rr_ExpenseExampleYear05	711
10 Years	rr_ExpenseExampleYear10	1,605
1 Year	rr_ExpenseExampleNoRedemptionYear01	121
3 Years	rr_ExpenseExampleNoRedemptionYear03	396
5 Years	rr_ExpenseExampleNoRedemptionYear05	711
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,605
2007	rr_AnnualReturn2007	23.09%
2008	rr_AnnualReturn2008	(39.88%)
2009	rr_AnnualReturn2009	34.14%
2010	rr_AnnualReturn2010	22.09%
2011	rr_AnnualReturn2011	2.46%
2012	rr_AnnualReturn2012	11.60%
2013	rr_AnnualReturn2013	32.15%
2014	rr_AnnualReturn2014	10.42%
2015	rr_AnnualReturn2015	7.84%
2016	rr_AnnualReturn2016	(2.43%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	27.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.64%)
Past 1 Year	rr_AverageAnnualReturnYear01	(2.43%)
Past 5 Years	rr_AverageAnnualReturnYear05	11.23%
Past 10 Years	rr_AverageAnnualReturnYear10	7.78%
R2, R3, R4, R5, R6 Shares | JPMorgan Large Cap Growth Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.94%	[2]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Remainder of Other Expenses” is an estimate based on annualizing the actual other expenses incurred in the most recent fiscal year.
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	608
10 Years	rr_ExpenseExampleYear10	1,407
1 Year	rr_ExpenseExampleNoRedemptionYear01	96
3 Years	rr_ExpenseExampleNoRedemptionYear03	328
5 Years	rr_ExpenseExampleNoRedemptionYear05	608
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,407
R2, R3, R4, R5, R6 Shares | JPMorgan Large Cap Growth Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.32%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.69%	[2]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Remainder of Other Expenses” is an estimate based on annualizing the actual other expenses incurred in the most recent fiscal year.
1 Year	rr_ExpenseExampleYear01	$ 70
3 Years	rr_ExpenseExampleYear03	263
5 Years	rr_ExpenseExampleYear05	514
10 Years	rr_ExpenseExampleYear10	1,235
1 Year	rr_ExpenseExampleNoRedemptionYear01	70
3 Years	rr_ExpenseExampleNoRedemptionYear03	263
5 Years	rr_ExpenseExampleNoRedemptionYear05	514
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,235
R2, R3, R4, R5, R6 Shares | JPMorgan Large Cap Growth Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.10%	[4]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.54%	[2]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Service Fees have been restated to reflect current fees.

		“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual combination of sub-transfer agency fees in the “Service Fees” effective 4/3/17.
1 Year	rr_ExpenseExampleYear01	$ 55
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	343
10 Years	rr_ExpenseExampleYear10	799
1 Year	rr_ExpenseExampleNoRedemptionYear01	55
3 Years	rr_ExpenseExampleNoRedemptionYear03	186
5 Years	rr_ExpenseExampleNoRedemptionYear05	343
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 799
Past 1 Year	rr_AverageAnnualReturnYear01	(1.85%)
Past 5 Years	rr_AverageAnnualReturnYear05	11.92%
Past 10 Years	rr_AverageAnnualReturnYear10	8.42%
R2, R3, R4, R5, R6 Shares | JPMorgan Large Cap Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.44%	[2]
1 Year	rr_ExpenseExampleYear01	$ 45
3 Years	rr_ExpenseExampleYear03	159
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	719
1 Year	rr_ExpenseExampleNoRedemptionYear01	45
3 Years	rr_ExpenseExampleNoRedemptionYear03	159
5 Years	rr_ExpenseExampleNoRedemptionYear05	302
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 719
Past 1 Year	rr_AverageAnnualReturnYear01	(1.74%)
Past 5 Years	rr_AverageAnnualReturnYear05	12.00%
Past 10 Years	rr_AverageAnnualReturnYear10	8.47%
R2, R3, R4, R5, R6 Shares | JPMorgan Large Cap Growth Fund | Return After Taxes on Distributions | Class R2
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(4.55%)
Past 5 Years	rr_AverageAnnualReturnYear05	10.40%
Past 10 Years	rr_AverageAnnualReturnYear10	7.37%
R2, R3, R4, R5, R6 Shares | JPMorgan Large Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R2
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.40%
Past 5 Years	rr_AverageAnnualReturnYear05	8.96%
Past 10 Years	rr_AverageAnnualReturnYear10	6.34%
R2, R3, R4, R5, R6 Shares | JPMorgan Large Cap Growth Fund | RUSSELL 1000 GROWTH INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.08%
Past 5 Years	rr_AverageAnnualReturnYear05	14.50%
Past 10 Years	rr_AverageAnnualReturnYear10	8.33%
R2, R3, R4, R5, R6 Shares | JPMorgan Large Cap Growth Fund | LIPPER LARGE-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.54%
Past 5 Years	rr_AverageAnnualReturnYear05	12.96%
Past 10 Years	rr_AverageAnnualReturnYear10	6.73%

[1]	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual combination of sub-transfer agency fees in the “Service Fees” effective 4/3/17.
[2]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.19%, 0.94%, 0.69%, 0.54% and 0.44% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
[3]	“Remainder of Other Expenses” is an estimate based on annualizing the actual other expenses incurred in the most recent fiscal year.
[4]	Service Fees have been restated to reflect current fees.